DIVIDENDS	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
DIVIDENDS	DIVIDENDS

	US Dollars
Figures in millions	2021	2020	2019
Ordinary shares
Dividend number 120 of 95 SA cents per share was declared on 19 February 2019 and paid on 8 April 2019 (7 US cents per share).			27
Dividend number 121 of 165 SA cents per share was declared on 21 February 2020 and paid on 27 March 2020 (9 US cents per share).		38
Dividend number 122 of 705 SA cents per share was declared on 22 February 2021 and paid on 26 March 2021 (48 US cents per share)	199
Dividend number 123 of 87 SA cents per share was declared on 6 August 2021 and paid on 10 September 2021 (6 US cents per share)	25
	224	38	27